Income Taxes (Details) - Schedule of deferred tax assets and liabilities classified in consolidated balance sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of deferred tax assets and liabilities classified in consolidated balance sheets [Abstract]
Deferred tax liabilities	$ 507,000	$ 723,000
Net deferred tax assets (liabilities)	455,000	580,000
Income Taxes (Details) [Line Items]
Deferred Income Taxes and Other Assets, Noncurrent	962,000	1,303,000
Deferred tax liabilities	$ 507,000	$ 723,000